REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (Details) - Schedule of Share Capital - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	May 30, 2023	Dec. 31, 2022	Jan. 14, 2022
Redeemable Convertible Preferred Shares and Shareholders' Equity (Details) - Schedule of Share Capital [Line Items]
Authorized	3,275,000	3,275,000		3,275,000
Issued and paid	250,492	219,354		219,354
Carrying Value (in Dollars)	$ 1	$ 1		$ 1
Liquidation Preference (in Dollars)					$ 2,763
Series A-3 [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity (Details) - Schedule of Share Capital [Line Items]
Liquidation Preference (in Dollars)		$ 3,204
Ordinary Shares [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity (Details) - Schedule of Share Capital [Line Items]
Authorized	3,275,000	3,275,000		4,090,000
Issued and paid	250,492	219,354		219,354
Carrying Value (in Dollars)	$ 4,685	$ 4,685		$ 4,685
Redeemable Convertible Preferred Shares [Member] | Series A [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity (Details) - Schedule of Share Capital [Line Items]
Authorized	510,000	510,000		510,000
Issued and paid	388,088	388,088		388,088
Carrying Value (in Dollars)	$ 7,307	$ 7,307		$ 7,307
Liquidation Preference (in Dollars)	$ 8,162	$ 8,162		$ 8,162
Redeemable Convertible Preferred Shares [Member] | Series A-1 [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity (Details) - Schedule of Share Capital [Line Items]
Authorized	120,000	120,000		120,000
Issued and paid	91,216	91,216		91,216
Carrying Value (in Dollars)	$ 2,392	$ 2,392		$ 2,392
Liquidation Preference (in Dollars)	$ 2,443	$ 2,443		$ 2,443
Redeemable Convertible Preferred Shares [Member] | Series A-2 [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity (Details) - Schedule of Share Capital [Line Items]
Authorized	200,000	200,000		200,000
Issued and paid	45,458	45,458		45,458	45,458
Carrying Value (in Dollars)	$ 2,264	$ 2,264		$ 2,264
Liquidation Preference (in Dollars)	$ 2,763	$ 2,763		$ 2,763
Redeemable Convertible Preferred Shares [Member] | Series A-3 [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity (Details) - Schedule of Share Capital [Line Items]
Authorized	80,000	80,000		80,000
Issued and paid	63,331	63,331		63,331
Carrying Value (in Dollars)	$ 2,683	$ 2,683		$ 2,683
Liquidation Preference (in Dollars)	$ 2,887	$ 2,887		$ 2,887
Redeemable Convertible Preferred Shares [Member] | Series A-4 [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity (Details) - Schedule of Share Capital [Line Items]
Authorized	815,000	815,000
Issued and paid	21,717	21,717	21,717
Carrying Value (in Dollars)	$ 411	$ 411
Liquidation Preference (in Dollars)	$ 1,076	$ 1,076